Document and Entity Information	3 Months Ended
	Nov. 30, 2014	Jan. 14, 2015
Document And Entity Information
Entity Registrant Name	Panex Resources Inc.
Entity Central Index Key	0001345756
Document Type	S-1
Document Period End Date	Nov. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,416,136,507